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                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C.  20549

                                     FORM 13F


Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:____
	This Amendment (Check only one.):	[  ] is a restatement.
                               		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	    	ING Mutual Funds Management Co. LLC
Address:	18 Campus Boulevard
		Suite 200
		Newtown Square, Pennsylvania  19073

Form 13F File Number:	28-7516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Louis S. Citron
Title:	Senior Vice President/General Counsel
Phone:	(610) 425-3853

Signature, Place and Date of Signing:

/s/Louis S. Citron		Newtown Square, Pennsylvania		  May 14, 1999
    [Signature]				      [State]			     [date]



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Report Type (Check only one):

[ ]	13F HOLDINGS REPORT

[X]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

Form 13F File Number   	Name

28-4544			Barings Asset Management, Inc.
28-3763			Furman Selz Capital Management LLC
28-7796			ING Investment Management Advisors B.V.
28-7292			ING Investment Management LLC